S000010623 [Member] Average Annual Total Returns	12 Months Ended	15 Months Ended	60 Months Ended	106 Months Ended	120 Months Ended	158 Months Ended	277 Months Ended	391 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	5.30%		1.10%		2.34%
Bloomberg Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.25%		0.80%		2.34%
C000184729 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.32%		1.29%		2.24%
Performance Inception Date				Mar. 01, 2017
C000253712 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.11%		1.15%		2.12%
Performance Inception Date		Oct. 02, 2024
C000029387 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	0.92%		0.35%		1.61%
Performance Inception Date							Nov. 25, 2002
C000029387 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.92%		0.34%		1.59%
Performance Inception Date							Nov. 25, 2002
C000029387 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.83%		0.94%		1.90%
Performance Inception Date							Nov. 25, 2002
C000029389 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.28%		0.36%		1.29%
Performance Inception Date							Nov. 25, 2002
C000029392 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.11%		1.15%		2.13%
Performance Inception Date								Jun. 14, 1993
C000122658 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.28%		1.24%		2.21%
Performance Inception Date						Nov. 08, 2012